Schedule of Investments(a)
Invesco ESG NASDAQ 100 ETF (QQMG)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-11.67%
Alphabet, Inc., Class A(b)	4,062	$538,337
Alphabet, Inc., Class C(b)	3,971	531,796
Charter Communications, Inc., Class A(b)	211	84,427
Comcast Corp., Class A	6,473	271,154
Electronic Arts, Inc.	673	92,881
Meta Platforms, Inc., Class A(b)	800	261,720
Netflix, Inc.(b)	973	461,173
Sirius XM Holdings, Inc.(c)	8,619	40,337
T-Mobile US, Inc.	1,680	252,756
Trade Desk, Inc. (The), Class A(b)	730	51,436
Warner Bros Discovery, Inc.(b)	4,528	47,317
		2,633,334
Consumer Discretionary-10.36%
Airbnb, Inc., Class A(b)(c)	680	85,911
Amazon.com, Inc.(b)	4,237	618,983
Booking Holdings, Inc.(b)	69	215,673
eBay, Inc.	1,109	45,480
JD.com, Inc., ADR (China)(c)	618	16,952
Lucid Group, Inc.(b)(c)	4,056	17,116
lululemon athletica, inc.(b)(c)	259	115,721
Marriott International, Inc., Class A	515	104,391
MercadoLibre, Inc. (Brazil)(b)	79	128,017
O’Reilly Automotive, Inc., Class R(b)	156	153,251
PDD Holdings, Inc., ADR (China)(b)	653	96,278
Ross Stores, Inc.	690	89,962
Starbucks Corp.	1,635	162,356
Tesla, Inc.(b)	2,032	487,843
		2,337,934
Consumer Staples-5.95%
Costco Wholesale Corp.	678	401,878
Dollar Tree, Inc.(b)	513	63,402
Keurig Dr Pepper, Inc.	2,182	68,886
Kraft Heinz Co. (The)	671	23,559
Mondelez International, Inc., Class A	2,276	161,732
Monster Beverage Corp.(b)	1,050	57,907
PepsiCo, Inc.	3,138	528,094
Walgreens Boots Alliance, Inc.	1,907	38,026
		1,343,484
Financials-0.58%
PayPal Holdings, Inc.(b)	2,271	130,832
Health Care-5.96%
Align Technology, Inc.(b)	144	30,787
Amgen, Inc.	898	242,137
AstraZeneca PLC, ADR (United Kingdom)	948	61,231
Biogen, Inc.(b)	239	55,945
DexCom, Inc.(b)	588	67,926
Gilead Sciences, Inc.	1,987	152,204
IDEXX Laboratories, Inc.(b)	165	76,860
Illumina, Inc.(b)	427	43,533
Intuitive Surgical, Inc.(b)	619	192,410
Moderna, Inc.(b)(c)	597	46,387
Regeneron Pharmaceuticals, Inc.(b)	216	177,943
Seagen, Inc.(b)(c)	232	49,465
Vertex Pharmaceuticals, Inc.(b)	415	147,246
		1,344,074
Industrials-4.07%
Automatic Data Processing, Inc.	1,004	230,840
Cintas Corp.	206	113,970
	Shares	Value
Industrials-(continued)
Copart, Inc.(b)	2,129	$106,918
CSX Corp.	3,377	109,077
Fastenal Co.	815	48,876
Old Dominion Freight Line, Inc.	237	92,207
PACCAR, Inc.	601	55,184
Paychex, Inc.	784	95,624
Verisk Analytics, Inc.	273	65,910
		918,606
Information Technology-60.77%
Adobe, Inc.(b)	1,141	697,162
Advanced Micro Devices, Inc.(b)	3,703	448,655
ANSYS, Inc.(b)	192	56,325
Apple, Inc.	15,451	2,934,917
Applied Materials, Inc.	2,122	317,833
ASML Holding N.V., New York Shares (Netherlands)	245	167,521
Atlassian Corp., Class A(b)	280	53,466
Autodesk, Inc.(b)	471	102,881
Broadcom, Inc.	769	711,886
Cadence Design Systems, Inc.(b)	707	193,202
Cisco Systems, Inc.	10,494	507,700
Cognizant Technology Solutions Corp., Class A	1,194	84,034
CrowdStrike Holdings, Inc., Class A(b)	348	82,473
Datadog, Inc., Class A(b)	648	75,537
Enphase Energy, Inc.(b)(c)	232	23,437
Fortinet, Inc.(b)	1,542	81,048
GLOBALFOUNDRIES, Inc.(b)(c)	1,242	66,683
Intel Corp.	8,232	367,970
Intuit, Inc.	615	351,448
KLA Corp.	290	157,940
Lam Research Corp.	325	232,674
Marvell Technology, Inc.	1,810	100,871
Microchip Technology, Inc.	414	34,544
Micron Technology, Inc.	2,223	169,215
Microsoft Corp.	7,953	3,013,471
NVIDIA Corp.	2,827	1,322,188
NXP Semiconductors N.V. (China)	484	98,775
ON Semiconductor Corp.(b)	705	50,288
Palo Alto Networks, Inc.(b)(c)	742	218,957
QUALCOMM, Inc.	2,583	333,336
Synopsys, Inc.(b)	375	203,711
Texas Instruments, Inc.	1,639	250,292
Workday, Inc., Class A(b)	439	118,846
Zoom Video Communications, Inc., Class A(b)	489	33,169
Zscaler, Inc.(b)	258	50,963
		13,713,418
Real Estate-0.25%
CoStar Group, Inc.(b)	687	57,049
Utilities-0.27%
Exelon Corp.	1,587	61,115
Total Common Stocks & Other Equity Interests (Cost $21,333,917)		22,539,846
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ 100 ETF (QQMG)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e) (Cost $9,152)	9,152	$9,152
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $21,343,069)		22,548,998
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.02%
Invesco Private Government Fund, 5.32%(d)(e)(f)	191,120	191,120
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.55%(d)(e)(f)	491,116	$491,312
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $682,362)		682,432
TOTAL INVESTMENTS IN SECURITIES-102.94% (Cost $22,025,431)		23,231,430
OTHER ASSETS LESS LIABILITIES-(2.94)%		(664,069)
NET ASSETS-100.00%		$22,567,361

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$26,151	$(16,999)	$-	$-	$9,152	$54
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	857,889	718,662	(1,385,431)	-	-	191,120	4,773*
Invesco Private Prime Fund	2,404,298	1,539,594	(3,452,819)	80	159	491,312	12,765*
Total	$3,262,187	$2,284,407	$(4,855,249)	$80	$159	$691,584	$17,592

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-10.63%
Fox Corp., Class A(b)	975	$28,801
Fox Corp., Class B	905	25,032
Liberty Broadband Corp., Class A(c)	47	3,898
Liberty Broadband Corp., Class C(c)	322	26,765
Liberty Global Ltd., Class A (Bermuda)(c)	408	6,528
Liberty Global Ltd., Class C (Bermuda)(b)(c)	502	8,454
Liberty Media Corp.-Liberty Formula One(c)	615	39,151
Match Group, Inc.(c)	854	27,653
News Corp., Class A(b)	1,545	34,052
News Corp., Class B(b)	780	17,971
Paramount Global, Class B(b)	2,185	31,398
Take-Two Interactive Software, Inc.(c)	599	94,762
ZoomInfo Technologies, Inc., Class A(b)(c)	952	13,680
		358,145
Consumer Discretionary-11.79%
Etsy, Inc.(c)	323	24,486
Expedia Group, Inc.(c)	244	33,228
Five Below, Inc.(b)(c)	171	32,227
Hasbro, Inc.(b)	651	30,213
LKQ Corp.	1,109	49,384
Pool Corp.	153	53,140
Tractor Supply Co.	372	75,520
Trip.com Group Ltd., ADR (China)(b)(c)	727	25,576
Ulta Beauty, Inc.(c)	172	73,270
		397,044
Consumer Staples-3.07%
Coca-Cola Europacific Partners PLC (United Kingdom)	1,704	103,330
Financials-1.05%
Jack Henry & Associates, Inc.	223	35,388
Health Care-18.11%
Acadia Healthcare Co., Inc.(c)	147	10,730
Alnylam Pharmaceuticals, Inc.(c)	207	34,828
Argenx SE, ADR (Netherlands)(c)	33	14,870
BeiGene Ltd., ADR (China)(b)(c)	77	14,394
BioMarin Pharmaceutical, Inc.(c)	385	35,066
BioNTech SE, ADR (Germany)(c)	213	21,387
Bio-Techne Corp.	511	32,142
Bruker Corp.	405	26,361
Henry Schein, Inc.(c)	487	32,497
Hologic, Inc.(c)	526	37,504
ICON PLC(c)	348	92,895
Incyte Corp.(c)	489	26,572
Insulet Corp.(b)(c)	151	28,553
Jazz Pharmaceuticals PLC(b)(c)	124	14,661
Karuna Therapeutics, Inc.(b)(c)	36	6,884
Neurocrine Biosciences, Inc.(c)	212	24,717
Novocure Ltd.(b)(c)	150	1,840
R1 RCM, Inc.(b)(c)	964	10,199
Repligen Corp.(b)(c)	188	29,563
Royalty Pharma PLC, Class A	695	18,814
Sanofi S.A., ADR	749	35,016
Sarepta Therapeutics, Inc.(b)(c)	95	7,722
Shockwave Medical, Inc.(b)(c)	53	9,251
United Therapeutics Corp.(c)	117	28,080
Viatris, Inc.	1,680	15,422
		609,968
Industrials-10.10%
American Airlines Group, Inc.(b)(c)	1,276	15,861
	Shares	Value
Industrials-(continued)
Avis Budget Group, Inc.(c)	148	$27,062
C.H. Robinson Worldwide, Inc.	344	28,225
Grab Holdings Ltd., Class A (Singapore)(b)(c)	9,016	27,408
J.B. Hunt Transport Services, Inc.	373	69,106
Lincoln Electric Holdings, Inc.(b)	149	29,511
Middleby Corp. (The)(b)(c)	74	9,341
Nordson Corp.	123	28,947
Paylocity Holding Corp.(c)	149	23,344
SS&C Technologies Holdings, Inc.	609	34,262
Tetra Tech, Inc.	165	26,095
United Airlines Holdings, Inc.(c)	535	21,079
		340,241
Information Technology-44.59%
Akamai Technologies, Inc.(b)(c)	499	57,649
Amdocs Ltd.	468	39,204
Bentley Systems, Inc., Class B	965	50,238
CDW Corp.	591	124,630
Check Point Software Technologies Ltd. (Israel)(c)	284	41,464
Cognex Corp.	689	25,975
DocuSign, Inc.(b)(c)	617	26,593
Entegris, Inc.	429	44,788
F5, Inc.(c)	194	33,211
First Solar, Inc.(c)	332	52,383
Flex Ltd.(c)	2,150	54,718
Gen Digital, Inc.	2,112	46,633
Logitech International S.A., Class R (Switzerland)(b)	613	53,760
Manhattan Associates, Inc.(c)	197	43,941
MongoDB, Inc.(c)	220	91,463
Monolithic Power Systems, Inc.	132	72,431
NetApp, Inc.	737	67,354
Okta, Inc.(c)	501	33,592
Open Text Corp. (Canada)	869	34,882
PTC, Inc.(c)	359	56,492
Qorvo, Inc.(c)	161	15,537
Seagate Technology Holdings PLC	816	64,546
Skyworks Solutions, Inc.	275	26,656
SolarEdge Technologies, Inc.(b)(c)	195	15,479
Splunk, Inc.(b)(c)	434	65,768
Teradyne, Inc.(b)	506	46,668
Trimble, Inc.(c)	981	45,518
VeriSign, Inc.(c)	274	58,143
Western Digital Corp.(b)(c)	1,316	63,576
Zebra Technologies Corp., Class A(c)	205	48,581
		1,501,873
Materials-0.58%
Steel Dynamics, Inc.	166	19,775
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $3,627,476)		3,365,764
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.49%
Invesco Private Government Fund, 5.32%(d)(e)(f)	193,233	193,233
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.55%(d)(e)(f)	496,568	$496,767
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $689,939)		690,000
TOTAL INVESTMENTS IN SECURITIES-120.41% (Cost $4,317,415)		4,055,764
OTHER ASSETS LESS LIABILITIES-(20.41)%		(687,385)
NET ASSETS-100.00%		$3,368,379
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$305	$7,498	$(7,803)	$-	$-	$-	$13
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	160,121	692,459	(659,347)	-	-	193,233	2,291*
Invesco Private Prime Fund	411,740	1,518,570	(1,433,764)	72	149	496,767	6,025*
Total	$572,166	$2,218,527	$(2,100,914)	$72	$149	$690,000	$8,329

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ 100 ETF (QQQM)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-15.48%
Alphabet, Inc., Class A(b)	3,769,817	$499,613,847
Alphabet, Inc., Class C(b)	3,685,294	493,534,573
Charter Communications, Inc., Class A(b)	203,488	81,421,653
Comcast Corp., Class A	5,611,506	235,065,986
Electronic Arts, Inc.	368,991	50,924,448
Meta Platforms, Inc., Class A(b)	1,979,252	647,512,292
Netflix, Inc.(b)	604,063	286,307,740
Sirius XM Holdings, Inc.(c)	5,227,551	24,464,939
T-Mobile US, Inc.	1,604,038	241,327,517
Trade Desk, Inc. (The), Class A(b)(c)	606,985	42,768,163
Warner Bros Discovery, Inc.(b)	3,311,839	34,608,718
		2,637,549,876
Consumer Discretionary-14.21%
Airbnb, Inc., Class A(b)	579,531	73,217,946
Amazon.com, Inc.(b)	6,553,210	957,358,449
Booking Holdings, Inc.(b)	49,041	153,287,454
eBay, Inc.	723,993	29,690,953
JD.com, Inc., ADR (China)(c)	617,267	16,931,634
Lucid Group, Inc.(b)(c)	3,089,415	13,037,331
lululemon athletica, inc.(b)(c)	165,729	74,047,717
Marriott International, Inc., Class A	405,630	82,221,201
MercadoLibre, Inc. (Brazil)(b)	68,091	110,338,742
O’Reilly Automotive, Inc., Class R(b)	82,310	80,859,698
PDD Holdings, Inc., ADR (China)(b)(c)	886,102	130,646,879
Ross Stores, Inc.	463,974	60,492,930
Starbucks Corp.	1,561,902	155,096,869
Tesla, Inc.(b)	2,016,254	484,062,260
		2,421,290,063
Consumer Staples-6.24%
Costco Wholesale Corp.(c)	604,545	358,338,003
Dollar Tree, Inc.(b)(c)	299,429	37,006,430
Keurig Dr Pepper, Inc.	1,901,452	60,028,840
Kraft Heinz Co. (The)	1,671,128	58,673,304
Mondelez International, Inc., Class A(c)	1,851,600	131,574,696
Monster Beverage Corp.(b)	1,425,295	78,605,019
PepsiCo, Inc.	1,875,994	315,711,030
Walgreens Boots Alliance, Inc.	1,172,756	23,384,755
		1,063,322,077
Energy-0.50%
Baker Hughes Co., Class A	1,373,603	46,359,101
Diamondback Energy, Inc.	243,445	37,590,343
		83,949,444
Financials-0.51%
PayPal Holdings, Inc.(b)	1,493,525	86,041,975
Health Care-6.53%
Align Technology, Inc.(b)	104,332	22,306,182
Amgen, Inc.	729,129	196,602,344
AstraZeneca PLC, ADR (United Kingdom)(c)	792,080	51,160,447
Biogen, Inc.(b)	197,573	46,247,888
DexCom, Inc.(b)	528,174	61,014,661
GE HealthCare Technologies, Inc.	618,063	42,312,593
Gilead Sciences, Inc.(c)	1,695,429	129,869,861
IDEXX Laboratories, Inc.(b)(c)	113,381	52,815,137
Illumina, Inc.(b)	215,115	21,930,974
Intuitive Surgical, Inc.(b)	478,126	148,620,686
Moderna, Inc.(b)(c)	518,691	40,302,291
Regeneron Pharmaceuticals, Inc.(b)	145,615	119,959,093
	Shares	Value
Health Care-(continued)
Seagen, Inc.(b)(c)	255,378	$54,449,143
Vertex Pharmaceuticals, Inc.(b)(c)	351,157	124,594,015
		1,112,185,315
Industrials-4.77%
Automatic Data Processing, Inc.	560,893	128,960,519
Cintas Corp.	138,417	76,579,205
Copart, Inc.(b)	1,298,268	65,199,019
CSX Corp.	2,729,179	88,152,482
Fastenal Co.	776,452	46,563,826
Honeywell International, Inc.	903,484	177,010,585
Old Dominion Freight Line, Inc.	148,699	57,852,833
PACCAR, Inc.(c)	710,816	65,267,125
Paychex, Inc.	490,073	59,774,204
Verisk Analytics, Inc.	197,821	47,759,924
		813,119,722
Information Technology-50.24%
Adobe, Inc.(b)	620,967	379,417,047
Advanced Micro Devices, Inc.(b)	2,202,820	266,893,671
Analog Devices, Inc.	678,306	124,387,754
ANSYS, Inc.(b)	117,979	34,610,319
Apple, Inc.	9,929,390	1,886,087,631
Applied Materials, Inc.	1,140,463	170,818,548
ASML Holding N.V., New York Shares (Netherlands)	117,887	80,606,415
Atlassian Corp., Class A(b)(c)	209,008	39,910,078
Autodesk, Inc.(b)(c)	290,683	63,493,888
Broadcom, Inc.	562,454	520,680,541
Cadence Design Systems, Inc.(b)	370,063	101,127,116
Cisco Systems, Inc.	5,555,172	268,759,221
Cognizant Technology Solutions Corp., Class A	687,612	48,394,133
CrowdStrike Holdings, Inc., Class A(b)	307,672	72,915,187
Datadog, Inc., Class A(b)	406,640	47,402,025
Enphase Energy, Inc.(b)(c)	185,044	18,693,145
Fortinet, Inc.(b)	1,068,054	56,136,918
GLOBALFOUNDRIES, Inc.(b)(c)	744,757	39,986,003
Intel Corp.	5,709,558	255,217,243
Intuit, Inc.(c)	381,247	217,867,411
KLA Corp.	186,701	101,681,099
Lam Research Corp.	180,354	129,119,036
Marvell Technology, Inc.(c)	1,173,553	65,402,109
Microchip Technology, Inc.	741,937	61,907,223
Micron Technology, Inc.	1,490,187	113,433,034
Microsoft Corp.	4,718,609	1,787,928,136
NVIDIA Corp.	1,568,942	733,794,173
NXP Semiconductors N.V. (China)	350,799	71,591,060
ON Semiconductor Corp.(b)(c)	586,943	41,866,644
Palo Alto Networks, Inc.(b)(c)	416,020	122,763,342
QUALCOMM, Inc.	1,521,476	196,346,478
Synopsys, Inc.(b)	207,089	112,496,957
Texas Instruments, Inc.	1,237,583	188,991,300
Workday, Inc., Class A(b)	281,126	76,106,431
Zoom Video Communications, Inc., Class A(b)(c)	345,423	23,430,042
Zscaler, Inc.(b)(c)	198,876	39,283,976
		8,559,545,334
Real Estate-0.27%
CoStar Group, Inc.(b)	555,193	46,103,227
Utilities-1.21%
American Electric Power Co., Inc.	701,076	55,770,596
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ 100 ETF (QQQM)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
Constellation Energy Corp.	437,418	$52,945,075
Exelon Corp.	1,353,794	52,134,607
Xcel Energy, Inc.	749,834	45,619,900
		206,470,178
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $15,370,930,210)		17,029,577,211
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.01%
Invesco Private Government Fund, 5.32%(d)(e)(f)	96,136,251	96,136,251
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.55%(d)(e)(f)	247,041,543	$247,140,360
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $343,226,626)		343,276,611
TOTAL INVESTMENTS IN SECURITIES-101.97% (Cost $15,714,156,836)		17,372,853,822
OTHER ASSETS LESS LIABILITIES-(1.97)%		(336,048,512)
NET ASSETS-100.00%		$17,036,805,310

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,153,075	$30,508,948	$(35,662,023)	$-	$-	$-	$41,844
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	91,268,225	374,189,262	(369,321,236)	-	-	96,136,251	1,476,941*
Invesco Private Prime Fund	254,782,461	878,964,309	(886,697,054)	49,985	40,659	247,140,360	3,943,715*
Total	$351,203,761	$1,283,662,519	$(1,291,680,313)	$49,985	$40,659	$343,276,611	$5,462,500

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Future Gen 200 ETF (QQQS)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-1.93%
Bandwidth, Inc., Class A(b)	2,334	$25,627
DISH Network Corp., Class A(b)(c)	5,518	20,196
EchoStar Corp., Class A(b)(c)	1,905	19,945
Roku, Inc., Class A(b)	413	43,035
		108,803
Consumer Discretionary-6.97%
BRP, Inc.	440	27,161
Fossil Group, Inc.(b)	15,829	17,412
Garrett Motion, Inc. (Switzerland)(b)(c)	4,327	32,020
Gentex Corp.	1,027	31,231
Gentherm, Inc.(b)	558	25,623
Goodyear Tire & Rubber Co. (The)(b)	2,599	36,100
GoPro, Inc., Class A(b)	9,246	33,378
Helen of Troy Ltd.(b)(c)	274	28,778
Newell Brands, Inc.	3,129	23,874
Purple Innovation, Inc.(c)	15,257	9,466
Qurate Retail, Inc., Class A(b)	43,282	33,414
Sleep Number Corp.(b)	1,294	13,121
Sonos, Inc.(b)(c)	2,439	36,829
Universal Electronics, Inc.(b)	3,767	29,345
Workhorse Group, Inc.(b)(c)	42,641	15,850
		393,602
Energy-0.51%
Gevo, Inc.(b)(c)	25,596	28,924
Health Care-55.57%
Accuray, Inc.(b)	11,788	30,767
Aclaris Therapeutics, Inc.(b)	4,426	3,871
Adaptimmune Therapeutics PLC, ADR(b)	43,060	21,530
Adaptive Biotechnologies Corp.(b)(c)	4,890	21,418
Agenus, Inc.(b)	23,991	18,643
Agios Pharmaceuticals, Inc.(b)(c)	1,224	27,210
Akebia Therapeutics, Inc.(b)(c)	24,186	25,637
Alector, Inc.(b)(c)	6,157	33,371
Alkermes PLC(b)	1,149	27,737
Alphatec Holdings, Inc.(b)	2,025	24,037
Altimmune, Inc.(b)	13,261	41,905
Amarin Corp. PLC, ADR (Ireland)(b)	32,029	25,047
Amicus Therapeutics, Inc.(b)	2,615	28,817
AnaptysBio, Inc.(b)(c)	1,704	24,095
AngioDynamics, Inc.(b)	4,180	27,295
Anika Therapeutics, Inc.(b)	1,877	41,125
Apyx Medical Corp.(b)	7,105	16,768
Arbutus Biopharma Corp.(b)(c)	16,524	33,874
Ardelyx, Inc.(b)(c)	7,886	35,566
Arrowhead Pharmaceuticals, Inc.(b)(c)	1,215	25,758
AtriCure, Inc.(b)	743	26,362
Autolus Therapeutics PLC, ADR (United Kingdom)(b)	10,436	44,666
Avadel Pharmaceuticals PLC, ADR(b)(c)	2,486	28,688
Axogen, Inc.(b)	5,289	34,643
Azenta, Inc.(b)	595	33,540
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)(c)	1,523	21,931
BioCryst Pharmaceuticals, Inc.(b)(c)	4,719	27,748
Bionano Genomics, Inc.(b)	8,577	13,637
Bluebird Bio, Inc.(b)(c)	8,896	33,983
Cara Therapeutics, Inc.(b)	12,882	12,456
Cartesian Therapeutics, Inc.(b)(c)	27,325	36,889
Cerus Corp.(b)(c)	17,739	28,560
Chimerix, Inc.(b)	29,469	28,662
	Shares	Value
Health Care-(continued)
Cidara Therapeutics, Inc.(b)	42,790	$30,355
Codexis, Inc.(b)	19,291	45,527
Coherus Biosciences, Inc.(b)(c)	6,211	13,229
Corcept Therapeutics, Inc.(b)	1,027	26,158
CorMedix, Inc.(b)(c)	8,243	26,790
Corvus Pharmaceuticals, Inc.(b)	15,617	23,894
CytomX Therapeutics, Inc.(b)(c)	22,364	31,086
DENTSPLY SIRONA, Inc.	906	28,765
Eagle Pharmaceuticals, Inc.(b)	1,980	11,583
Editas Medicine, Inc.(b)(c)	3,771	39,709
Enanta Pharmaceuticals, Inc.(b)(c)	2,229	20,819
Esperion Therapeutics, Inc.(b)(c)	20,692	27,520
Eyenovia, Inc.(b)	17,517	24,874
Fate Therapeutics, Inc.(b)(c)	13,378	33,311
FibroGen, Inc.(b)(c)	34,487	19,051
G1 Therapeutics, Inc.(b)(c)	20,107	37,801
Galera Therapeutics, Inc.(b)	157,653	22,466
Geron Corp.(b)	13,827	26,686
Gritstone bio, Inc.(b)	18,423	23,950
Heron Therapeutics, Inc.(b)(c)	20,187	24,830
ICU Medical, Inc.(b)(c)	228	20,009
IGM Biosciences, Inc.(b)(c)	4,702	31,691
I-Mab, ADR (China)(b)	17,645	27,526
ImmunoGen, Inc.(b)(c)	2,118	62,163
InflaRx N.V. (Germany)(b)	8,382	11,316
Innoviva, Inc.(b)(c)	2,630	36,425
Inovio Pharmaceuticals, Inc.(b)	74,554	29,389
Integra LifeSciences Holdings Corp.(b)	790	30,960
Ionis Pharmaceuticals, Inc.(b)(c)	834	41,258
Ironwood Pharmaceuticals, Inc.(b)	3,811	37,729
KalVista Pharmaceuticals, Inc.(b)(c)	3,095	26,122
Karyopharm Therapeutics, Inc.(b)	25,865	19,916
Kodiak Sciences, Inc.(b)	15,266	36,944
Lexicon Pharmaceuticals, Inc.(b)(c)	19,550	20,723
Ligand Pharmaceuticals, Inc.(b)(c)	510	29,738
LivaNova PLC(b)(c)	604	27,089
MacroGenics, Inc.(b)(c)	7,194	59,063
MannKind Corp.(b)(c)	7,282	26,361
Merit Medical Systems, Inc.(b)	513	36,710
Mersana Therapeutics, Inc.(b)	30,224	49,870
Merus N.V. (Netherlands)(b)	1,499	37,085
MiMedx Group, Inc.(b)	4,518	35,105
Mural Oncology PLC (Ireland)(b)	114	412
NanoString Technologies, Inc.(b)	12,932	6,431
Nektar Therapeutics(b)	56,359	27,616
NGM Biopharmaceuticals, Inc.(b)	17,517	13,083
Ocugen, Inc.(b)	77,789	30,081
Omeros Corp.(b)(c)	9,569	20,956
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
Omnicell, Inc.(b)	582	19,416
OPKO Health, Inc.(b)	18,371	26,822
Oramed Pharmaceuticals, Inc. (Israel)(b)	10,094	22,409
OraSure Technologies, Inc.(b)	5,191	37,998
Orthofix Medical, Inc.(b)	1,565	17,293
Pacific Biosciences of California, Inc.(b)(c)	2,935	24,889
PDS Biotechnology Corp.(b)(c)	5,720	30,087
Phibro Animal Health Corp., Class A	2,404	23,054
ProQR Therapeutics N.V. (Netherlands)(b)	21,124	32,742
PTC Therapeutics, Inc.(b)(c)	838	19,291
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
Quanterix Corp.(b)	1,254	$30,058
Rigel Pharmaceuticals, Inc.(b)	29,493	33,622
Sangamo Therapeutics, Inc.(b)	34,156	14,687
Scilex Holding Co., Class C (Singapore)(b)	2,541	3,176
Seres Therapeutics, Inc.(b)(c)	9,596	9,980
SI-BONE, Inc.(b)	1,468	27,833
SIGA Technologies, Inc.(c)	7,303	39,655
Supernus Pharmaceuticals, Inc.(b)(c)	1,046	28,503
SurModics, Inc.(b)	911	29,899
Sutro Biopharma, Inc.(b)	6,970	18,192
Tactile Systems Technology, Inc.(b)(c)	1,747	23,287
Theravance Biopharma, Inc.(b)(c)	3,524	36,932
Twist Bioscience Corp.(b)(c)	1,528	36,748
uniQure N.V. (Netherlands)(b)	3,801	25,771
Vanda Pharmaceuticals, Inc.(b)	6,464	24,046
Varex Imaging Corp.(b)(c)	1,707	32,177
Vaxart, Inc.(b)	40,771	29,151
Veradigm, Inc.(b)(c)	2,509	28,803
Verastem, Inc.(b)	3,392	23,371
Voyager Therapeutics, Inc.(b)	3,304	23,987
WaVe Life Sciences Ltd.(b)	7,712	40,951
X4 Pharmaceuticals, Inc.(b)	25,865	20,175
Xencor, Inc.(b)	1,526	27,987
		3,139,403
Industrials-4.78%
AeroVironment, Inc.(b)(c)	346	47,613
Astronics Corp.(b)	1,913	28,408
Ballard Power Systems, Inc. (Canada)(b)(c)	7,996	28,066
Interface, Inc.	3,246	32,817
LSI Industries, Inc.	2,131	27,937
Matthews International Corp., Class A	795	27,149
MillerKnoll, Inc.	1,756	45,305
SunPower Corp.(b)	4,624	19,190
TPI Composites, Inc.(b)(c)	6,556	13,833
		270,318
Information Technology-28.97%
8x8, Inc.(b)(c)	10,337	31,941
Aehr Test Systems(b)(c)	649	14,901
Alpha & Omega Semiconductor Ltd.(b)	1,065	22,780
Amkor Technology, Inc.	1,200	33,804
Atomera, Inc.(b)(c)	5,279	36,372
Aviat Networks, Inc.(b)	951	28,825
Axcelis Technologies, Inc.(b)(c)	175	21,749
Bel Fuse, Inc., Class B	642	34,732
Cirrus Logic, Inc.(b)(c)	409	31,047
CommScope Holding Co., Inc.(b)	9,912	16,553
CommVault Systems, Inc.(b)	492	36,201
Comtech Telecommunications Corp.	3,337	39,409
Daktronics, Inc.(b)(c)	4,008	41,804
Digimarc Corp.(b)(c)	1,026	34,258
Dropbox, Inc., Class A(b)	1,209	34,070
Extreme Networks, Inc.(b)	1,206	19,465
FARO Technologies, Inc.(b)(c)	2,114	38,834
GSI Technology, Inc.(b)	10,799	29,913
Himax Technologies, Inc., ADR (Taiwan)(c)	5,487	31,331
Hollysys Automation Technologies Ltd. (China)(b)	1,778	40,538
Immersion Corp.	4,784	31,000
Infinera Corp.(b)(c)	7,073	27,514
InterDigital, Inc.	387	38,669
IPG Photonics Corp.(b)(c)	310	29,686
Itron, Inc.(b)(c)	491	33,084
	Shares	Value
Information Technology-(continued)
Kimball Electronics, Inc.(b)(c)	1,112	$27,400
Kulicke & Soffa Industries, Inc. (Singapore)(c)	648	33,385
Littelfuse, Inc.	126	29,333
LivePerson, Inc.(b)	7,883	22,388
Lumentum Holdings, Inc.(b)	621	26,579
Luna Innovations, Inc.(b)(c)	4,866	30,996
MaxLinear, Inc.(b)	1,409	26,391
MicroVision, Inc.(b)(c)	13,325	33,579
Mitek Systems, Inc.(b)(c)	3,007	33,949
MKS Instruments, Inc.	336	27,737
NETGEAR, Inc.(b)	2,547	34,741
nLight, Inc.(b)(c)	2,942	38,893
Nova Ltd. (Israel)(b)(c)	257	33,053
OSI Systems, Inc.(b)(c)	246	30,329
Power Integrations, Inc.	399	30,488
Rambus, Inc.(b)(c)	594	40,196
Ribbon Communications, Inc.(b)	11,185	23,824
Semtech Corp.(b)(c)	1,266	20,724
Silicon Laboratories, Inc.(b)	247	26,026
Soundhound AI, Inc., Class A(b)(c)	13,138	28,115
Stratasys Ltd.(b)(c)	2,286	25,238
Synaptics, Inc.(b)	383	38,775
Turtle Beach Corp.(b)	3,089	34,937
Universal Display Corp.(c)	207	35,024
Veeco Instruments, Inc.(b)(c)	1,151	32,838
Verint Systems, Inc.(b)	1,022	25,111
Viasat, Inc.(b)(c)	1,193	24,397
Viavi Solutions, Inc.(b)(c)	3,214	25,969
Vuzix Corp.(b)(c)	8,390	17,619
		1,636,514
Materials-1.18%
Haynes International, Inc.	688	33,767
Innospec, Inc.	313	32,887
		66,654
Total Common Stocks & Other Equity Interests (Cost $7,166,111)		5,644,218
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(e)(f) (Cost $3,042)	3,042	3,042
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $7,169,153)		5,647,260
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-41.04%
Invesco Private Government Fund, 5.32%(e)(f)(g)	689,286	689,286
Invesco Private Prime Fund, 5.55%(e)(f)(g)	1,628,481	1,629,132
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,318,059)		2,318,418
TOTAL INVESTMENTS IN SECURITIES-141.01% (Cost $9,487,212)		7,965,678
OTHER ASSETS LESS LIABILITIES-(41.01)%		(2,316,462)
NET ASSETS-100.00%		$5,649,216

See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,428	$66,960	$(65,346)	$-	$-	$3,042	$30
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	626,570	1,209,710	(1,146,994)	-	-	689,286	8,524*
Invesco Private Prime Fund	1,609,220	2,302,396	(2,283,160)	360	316	1,629,132	22,563*
Total	$2,237,218	$3,579,066	$(3,495,500)	$360	$316	$2,321,460	$31,117

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-10.01%
Baidu, Inc., ADR (China)(b)	70,571	$8,373,955
Fox Corp., Class A(c)	130,440	3,853,197
Fox Corp., Class B	121,134	3,350,566
Liberty Broadband Corp., Class A(b)(c)	9,372	777,314
Liberty Broadband Corp., Class C(b)	64,766	5,383,350
Liberty Global Ltd., Class A (Bermuda)(b)	88,104	1,409,664
Liberty Global Ltd., Class C (Bermuda)(b)(c)	108,464	1,826,534
Liberty Media Corp.-Liberty Formula One(b)	107,012	6,812,384
Liberty Media Corp.-Liberty Live, Series C(b)	4,576	156,728
Match Group, Inc.(b)	142,986	4,629,887
News Corp., Class A(c)	195,178	4,301,723
News Corp., Class B(c)	98,643	2,272,735
Paramount Global, Class B(c)	313,860	4,510,168
Take-Two Interactive Software, Inc.(b)(c)	87,576	13,854,523
ZoomInfo Technologies, Inc., Class A(b)(c)	206,425	2,966,327
		64,479,055
Consumer Discretionary-10.79%
Caesars Entertainment, Inc.(b)	110,700	4,950,504
Etsy, Inc.(b)(c)	63,250	4,794,983
Expedia Group, Inc.(b)	71,140	9,687,845
Five Below, Inc.(b)(c)	28,634	5,396,364
Hasbro, Inc.(c)	71,337	3,310,750
LKQ Corp.	137,570	6,125,992
Pool Corp.(c)	20,079	6,973,838
Tractor Supply Co.(c)	56,024	11,373,432
Trip.com Group Ltd., ADR (China)(b)(c)	171,975	6,050,081
Ulta Beauty, Inc.(b)	25,400	10,820,146
		69,483,935
Consumer Staples-3.04%
Casey’s General Stores, Inc.	19,229	5,295,666
Coca-Cola Europacific Partners PLC (United Kingdom)(c)	235,512	14,281,448
		19,577,114
Energy-2.36%
APA Corp.	157,988	5,687,568
Chesapeake Energy Corp.(c)	68,053	5,465,336
New Fortress Energy, Inc.(c)	105,424	4,056,716
		15,209,620
Financials-0.92%
Jack Henry & Associates, Inc.	37,500	5,950,875
Health Care-21.63%
Acadia Healthcare Co., Inc.(b)	47,396	3,459,434
Alnylam Pharmaceuticals, Inc.(b)(c)	64,495	10,851,284
Argenx SE, ADR (Netherlands)(b)	15,367	6,924,524
BeiGene Ltd., ADR (China)(b)(c)	21,635	4,044,447
BioMarin Pharmaceutical, Inc.(b)	97,081	8,842,137
BioNTech SE, ADR (Germany)(b)(c)	48,039	4,823,596
Bio-Techne Corp.	81,329	5,115,594
Bruker Corp.	75,513	4,915,141
Henry Schein, Inc.(b)	67,146	4,480,653
Hologic, Inc.(b)	126,352	9,008,898
ICON PLC(b)(c)	42,377	11,312,116
Incyte Corp.(b)	115,222	6,261,163
Insulet Corp.(b)(c)	35,901	6,788,520
Jazz Pharmaceuticals PLC(b)	32,461	3,837,864
Karuna Therapeutics, Inc.(b)(c)	19,365	3,702,782
Neurocrine Biosciences, Inc.(b)	50,209	5,853,867
Novocure Ltd.(b)(c)	54,823	672,678
	Shares	Value
Health Care-(continued)
R1 RCM, Inc.(b)(c)	215,422	$2,279,165
Repligen Corp.(b)(c)	28,670	4,508,358
Royalty Pharma PLC, Class A	230,831	6,248,595
Sanofi S.A., ADR	145,004	6,778,937
Sarepta Therapeutics, Inc.(b)(c)	47,961	3,898,270
Shockwave Medical, Inc.(b)(c)	18,899	3,298,820
United Therapeutics Corp.(b)(c)	24,135	5,792,400
Viatris, Inc.	616,777	5,662,013
		139,361,256
Industrials-11.84%
American Airlines Group, Inc.(b)(c)	335,949	4,175,846
Avis Budget Group, Inc.(b)(c)	19,917	3,641,823
Axon Enterprise, Inc.(b)	38,569	8,865,856
C.H. Robinson Worldwide, Inc.	59,870	4,912,334
Grab Holdings Ltd., Class A (Singapore)(b)(c)	1,949,273	5,925,790
J.B. Hunt Transport Services, Inc.	53,337	9,881,746
Lincoln Electric Holdings, Inc.(c)	29,517	5,846,137
Middleby Corp. (The)(b)(c)	27,560	3,478,899
Nordson Corp.	29,319	6,899,934
Paylocity Holding Corp.(b)	28,755	4,505,046
SS&C Technologies Holdings, Inc.	127,562	7,176,638
Tetra Tech, Inc.	27,376	4,329,514
United Airlines Holdings, Inc.(b)	168,640	6,644,416
		76,283,979
Information Technology-36.78%
Akamai Technologies, Inc.(b)	78,267	9,042,187
Amdocs Ltd.	61,201	5,126,808
Bentley Systems, Inc., Class B	145,700	7,585,142
CDW Corp.	69,104	14,572,652
Check Point Software Technologies Ltd. (Israel)(b)	60,359	8,812,414
Cognex Corp.	88,588	3,339,768
DocuSign, Inc.(b)(c)	104,053	4,484,684
Entegris, Inc.	77,466	8,087,450
F5, Inc.(b)	30,493	5,220,097
First Solar, Inc.(b)	55,118	8,696,518
Flex Ltd.(b)	229,645	5,844,465
Gen Digital, Inc.	328,791	7,259,705
Logitech International S.A., Class R (Switzerland)(c)	81,315	7,131,326
Manhattan Associates, Inc.(b)	31,711	7,073,139
MongoDB, Inc.(b)	36,388	15,127,947
Monolithic Power Systems, Inc.	24,634	13,517,168
NetApp, Inc.	107,728	9,845,262
Okta, Inc.(b)	80,602	5,404,364
Open Text Corp. (Canada)	139,443	5,597,242
PTC, Inc.(b)	61,290	9,644,594
Qorvo, Inc.(b)	50,342	4,858,003
Seagate Technology Holdings PLC(c)	107,017	8,465,045
Skyworks Solutions, Inc.	82,265	7,973,946
SolarEdge Technologies, Inc.(b)(c)	29,084	2,308,688
Splunk, Inc.(b)	86,484	13,105,785
Teradyne, Inc.(c)	79,190	7,303,694
Trimble, Inc.(b)	127,682	5,924,445
VeriSign, Inc.(b)	53,155	11,279,491
Western Digital Corp.(b)	166,139	8,026,175
Zebra Technologies Corp., Class A(b)	26,400	6,256,272
		236,914,476
Materials-1.58%
Steel Dynamics, Inc.	85,434	10,177,752
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
November 30, 2023
(Unaudited)
	Shares	Value
Utilities-1.02%
Alliant Energy Corp.	129,942	$6,571,167
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $721,908,087)		644,009,229
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.72%
Invesco Private Government Fund, 5.32%(d)(e)(f)	26,171,246	26,171,246
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.55%(d)(e)(f)	87,944,376	$87,979,554
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $114,135,847)		114,150,800
TOTAL INVESTMENTS IN SECURITIES-117.69% (Cost $836,043,934)		758,160,029
OTHER ASSETS LESS LIABILITIES-(17.69)%		(113,941,228)
NET ASSETS-100.00%		$644,218,801

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$100,009	$1,164,129	$(1,264,138)	$-	$-	$-	$1,465
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,494,896	77,320,577	(71,644,227)	-	-	26,171,246	336,326*
Invesco Private Prime Fund	52,701,161	161,621,530	(126,373,778)	16,419	14,222	87,979,554	907,288*
Total	$73,296,066	$240,106,236	$(199,282,143)	$16,419	$14,222	$114,150,800	$1,245,079

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco ESG NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,539,846	$-	$-	$22,539,846
Money Market Funds	9,152	682,432	-	691,584
Total Investments	$22,548,998	$682,432	$-	$23,231,430
Invesco ESG NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,365,764	$-	$-	$3,365,764
Money Market Funds	-	690,000	-	690,000
Total Investments	$3,365,764	$690,000	$-	$4,055,764
Invesco NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$17,029,577,211	$-	$-	$17,029,577,211
Money Market Funds	-	343,276,611	-	343,276,611
Total Investments	$17,029,577,211	$343,276,611	$-	$17,372,853,822
Invesco NASDAQ Future Gen 200 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,644,218	$-	$0	$5,644,218
Money Market Funds	3,042	2,318,418	-	2,321,460
Total Investments	$5,647,260	$2,318,418	$0	$7,965,678
Invesco NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$644,009,229	$-	$-	$644,009,229
Money Market Funds	-	114,150,800	-	114,150,800
Total Investments	$644,009,229	$114,150,800	$-	$758,160,029